UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • September 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.7%)
	Aerospace & Defense (1.4%)
709	TransDigm Group, Inc. (a)	$204,986

	Air Freight & Logistics (0.6%)
2,282	XPO Logistics, Inc. (a)	83,681

	Automobiles (4.4%)
3,107	Tesla Motors, Inc. (a)(b)	633,921

	Biotechnology (1.0%)
814	Alnylam Pharmaceuticals, Inc. (a)	55,173
1,957	Intrexon Corp. (a)(b)	54,835
927	Juno Therapeutics, Inc. (a)(b)	27,819
		137,827
	Capital Markets (8.5%)
849	Affiliated Managers Group, Inc. (a)	122,850
4,559	MSCI, Inc.	382,683
5,756	S&P Global, Inc.	728,479
		1,234,012
	Communications Equipment (0.9%)
771	Palo Alto Networks, Inc. (a)	122,843

	Consumer Finance (0.6%)
14,449	LendingClub Corp. (a)	89,295

	Food Products (3.1%)
5,575	Mead Johnson Nutrition Co.	440,481

	Health Care Equipment & Supplies (6.5%)
2,235	DexCom, Inc. (a)	195,920
1,028	Intuitive Surgical, Inc. (a)	745,125
		941,045
	Health Care Technology (4.6%)
5,207	athenahealth, Inc. (a)	656,707

	Hotels, Restaurants & Leisure (6.6%)
171	Chipotle Mexican Grill, Inc. (a)	72,418
10,121	Dunkin’ Brands Group, Inc.	527,102
5,293	Marriott International, Inc., Class A	356,378
		955,898
	Information Technology Services (3.8%)
2,353	FleetCor Technologies, Inc. (a)	408,787
1,571	Gartner, Inc. (a)	138,955
		547,742
	Internet & Direct Marketing Retail (1.3%)
988	TripAdvisor, Inc. (a)	62,422
3,161	Zalando SE (Germany) (a)(c)	131,891
		194,313
	Internet Software & Services (13.0%)
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	206,048
747	LinkedIn Corp., Class A (a)	142,767
1,500	MercadoLibre, Inc. (Brazil)	277,455
7,179	Pandora Media, Inc. (a)	102,875
21,786	Twitter, Inc. (a)	502,167
2,699	Yelp, Inc. (a)	112,548
5,089	Zillow Group, Inc., Class A (a)	175,316
10,178	Zillow Group, Inc., Class C (a)	352,668
		1,871,844

	Life Sciences Tools & Services (6.1%)
4,884	Illumina, Inc. (a)	887,227

	Multi-line Retail (1.0%)
1,806	Dollar Tree, Inc. (a)	142,548

	Pharmaceuticals (3.0%)
8,420	Zoetis, Inc.	437,924

	Professional Services (6.2%)
10,385	IHS Markit Ltd. (a)	389,957
6,252	Verisk Analytics, Inc. (a)	508,162
		898,119
	Semiconductors & Semiconductor Equipment (0.9%)
1,929	NVIDIA Corp.	132,175

	Software (14.4%)
2,393	Atlassian Corp., PLC, Class A (United Kingdom) (a)	71,718
3,994	FireEye, Inc. (a)	58,832
1,897	Mobileye N.V. (a)	80,755
1,347	NetSuite, Inc. (a)	149,099
5,640	ServiceNow, Inc. (a)	446,406
7,423	Splunk, Inc. (a)	435,582
1,570	Tableau Software, Inc., Class A (a)	86,774
8,193	Workday, Inc., Class A (a)	751,216
		2,080,382
	Tech Hardware, Storage & Peripherals (0.4%)
2,157	3D Systems Corp. (a)(b)	38,718
750	Stratasys Ltd. (a)	18,068
		56,786
	Textiles, Apparel & Luxury Goods (3.5%)
2,254	Lululemon Athletica, Inc. (Canada) (a)	137,449
4,874	Michael Kors Holdings Ltd. (a)	228,054
4,273	Under Armour, Inc., Class C (a)	144,684
		510,187
	Trading Companies & Distributors (0.9%)
2,934	Fastenal Co.	122,583
	Total Common Stocks (Cost $10,373,404)	13,382,526

	Convertible Preferred Stock (0.1%)
	Internet Software & Services
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,383; acquired 05/25/12) (Cost $13,383)	20,011

	Preferred Stock (0.7%)
	Internet & Direct Marketing Retail
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13) (Cost $45,183)	102,644

NUMBER OF SHARES (000)
Short-Term Investments (6.7%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
54	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	54,255

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.1%)
$9	Merrill Lynch & Co., Inc. (0.50%, dated 09/30/16, due 10/03/16; proceeds $9,480; fully collateralized by a U.S. Government agency security; 4.00% due 12/01/45; valued at $9,669)		9,480
	Total Securities held as Collateral on Loaned Securities (Cost $63,735)		63,735

NUMBER OF SHARES (000)
	Investment Company (6.2%)
897	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $897,016)		897,016
	Total Short-Term Investments (Cost $960,751)		960,751

	Total Investments (Cost $11,392,721) (h)(i)(j)	100.2%	14,465,932
	Liabilities in Excess of Other Assets	(0.2)	(28,407)
	Net Assets	100.0%	$14,437,525

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were $670,050 and $673,516, respectively. The Portfolio received cash collateral of $68,070, of which $63,735 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of $4,335, which is not reflected in the Portfolio of Investments. The remaining collateral of $605,446 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Illiquid security.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to $328,703 and represents 2.3% of net assets.

(f)

At September 30, 2016, the Portfolio held fair valued securities valued at $328,703, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by $884 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $131,891 and 0.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,017,266 and the aggregate gross unrealized depreciation is $944,055 resulting in net unrealized appreciation of $3,073,211.

Summary of Investments • September 30, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Software	$2,080,382		14.4%
Internet Software & Services	1,891,855		13.1
Capital Markets	1,234,012		8.6
Hotels, Restaurants & Leisure	955,898		6.6
Health Care Equipment & Supplies	941,045		6.5
Professional Services	898,119		6.2
Investment Company	897,016		6.2
Life Sciences Tools & Services	887,227		6.2
Health Care Technology	656,707		4.6
Automobiles	633,921		4.4
Information Technology Services	547,742		3.8
Textiles, Apparel & Luxury Goods	510,187		3.5
Food Products	440,481		3.1
Pharmaceuticals	437,924		3.0
Internet & Direct Marketing Retail	296,957		2.1
Aerospace & Defense	204,986		1.4
Multi-line Retail	142,548		1.0
Biotechnology	137,827		1.0
Semiconductors & Semiconductor Equipment	132,175		0.9
Communications Equipment	122,843		0.9
Trading Companies & Distributors	122,583		0.9
Consumer Finance	89,295		0.6
Air Freight & Logistics	83,681		0.6
Tech Hardware, Storage & Peripherals	56,786		0.4
	$14,402,197	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • September 30, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges;  (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$204,986	$—	$—	$204,986
Air Freight & Logistics	83,681	—	—	83,681
Automobiles	633,921	—	—	633,921
Biotechnology	137,827	—	—	137,827
Capital Markets	1,234,012	—	—	1,234,012
Communications Equipment	122,843	—	—	122,843
Consumer Finance	89,295	—	—	89,295
Food Products	440,481	—	—	440,481
Health Care Equipment & Supplies	941,045	—	—	941,045
Health Care Technology	656,707	—	—	656,707
Hotels, Restaurants & Leisure	955,898	—	—	955,898
Information Technology Services	547,742	—	—	547,742
Internet & Direct Marketing Retail	62,422	131,891	—	194,313
Internet Software & Services	1,665,796	—	206,048	1,871,844
Life Sciences Tools & Services	887,227	—	—	887,227
Multi-line Retail	142,548	—	—	142,548
Pharmaceuticals	437,924	—	—	437,924
Professional Services	898,119	—	—	898,119
Semiconductors & Semiconductor Equipment	132,175	—	—	132,175
Software	2,080,382	—	—	2,080,382
Tech Hardware, Storage & Peripherals	56,786	—	—	56,786
Textiles, Apparel & Luxury Goods	510,187	—	—	510,187
Trading Companies & Distributors	122,583	—	—	122,583
Total Common Stocks	13,044,587	131,891	206,048	13,382,526
Convertible Preferred Stock	—	—	20,011	20,011
Preferred Stock	—	—	102,644	102,644
Short-Term Investments
Investment Company	951,271	—	—	951,271
Repurchase Agreement	—	9,480	—	9,480
Total Short-Term Investments	951,271	9,480	—	960,751
Total Assets	$13,995,858	$141,371	$328,703	$14,465,932

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2016, the Portfolio did not have any investments transfer between investment levels. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stocks	Convertible Preferred Stock	Preferred Stocks
Beginning Balance	$431,659	$21,179	$372,184
Purchases	—	—	—
Sales	(254,796)	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	(69,610)
Change in unrealized appreciation (depreciation)	(62,034)	(1,168)	(199,930)
Realized gains (losses)	91,219	—	—
Ending Balance	$206,048	$20,011	$102,644

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016
	$(12,031)	$(1,168)	$(102,073)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.  Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stock	$102,644	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	3.1x	2.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet Software & Services
Common Stock	$206,048	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
Convertible Preferred Stock	$20,011		Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3x	17.8x	8.1x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016